                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03159

Active Assets Money Trust
                 (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN ACTIVE ASSETS MONEY TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
FOR THE YEAR ENDED JUNE 30, 2004

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") maintained its target rate for federal funds at 1.00 percent, a 45-year low, for the entire fiscal period of this report. However, on June 30, 2004 it raised that target to 1.25 percent, the first increase in more than four years. This increase came on the heels of a string of positive employment reports as well as rising costs for commodities. The level of forward interest rates at the end of the review period indicated a widespread expectation by investors that the Fed would continue to raise interest rates by at least one percentage point. While it is impossible to predict with any certainty, such a sustained increase in rates would provide money market investors an opportunity to invest in securities with more attractive yields than have been available for some time.

PERFORMANCE ANALYSIS

As of June 30, 2004, Active Assets Money Trust had net assets of more than $21.6 billion and an average portfolio maturity of 41 days. For the 12-month period ended June 30, 2004, the Fund returned 0.68 percent. For the seven-day period ended June 30, 2004, the Fund provided an effective annualized yield and a current yield both of 0.74 percent, while its 30-day moving average yield for June was 0.71 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with the Fund's long-term focus on maintaining preservation of capital and liquidity. We adhered to a conservative approach in managing the Fund that emphasized purchasing high-quality money market obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.

PORTFOLIO COMPOSITION

   Commercial Paper                            56.8%
   US Government & Agency Obligations          26.7
   Certificates of Deposit                     11.8
   Short-Term Bank Notes                        4.7

MATURITY SCHEDULE

     1 - 30 Days                               46.1%
    31 - 60 Days                               34.0
    61 - 90 Days                               13.7
    91 - 120 Days                               3.3
   121 + Days                                   2.9

DATA AS OF JUNE 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004

                                                                            ANNUALIZED
 PRINCIPAL                                                                     YIELD
 AMOUNT IN                                                                  ON DATE OF
 THOUSANDS     DESCRIPTION AND MATURITY DATES                                PURCHASE          VALUE
----------------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER (56.8%)
               ASSET-BACKED - AUTO (5.5%)
$    655,000   FCAR Owner Trust
                07/20/04 - 08/16/04                                         1.06 - 1.24%  $    654,383,658
     285,000   New Center Asset Trust
                07/02/04 - 07/26/04                                         1.03 - 1.12        284,871,276
     250,000   New Center Asset Trust Series A1
                08/12/04 - 08/23/04                                         1.31 - 1.33        249,596,431
                                                                                          ----------------
                                                                                             1,188,851,365
                                                                                          ----------------
               ASSET-BACKED - MORTGAGES (3.2%)
     300,000   Mortgage Interest Networking Trust Series A1 P1
                07/09/04 - 08/02/04                                         1.12 - 1.22        299,864,556
     400,000   Mortgage Interest Networking Trust Series A1+ P1
                07/06/04 - 07/08/04                                         1.05 - 1.12        399,923,194
                                                                                          ----------------
                                                                                               699,787,750
                                                                                          ----------------
               BANKING (2.4%)
     528,725   Citicorp
                07/06/04 - 08/09/04                                         1.07 - 1.29        528,471,600
                                                                                          ----------------
               FINANCE - AUTOMOTIVE (1.0%)
     200,000   Toyota Motor Credit Corp.
                07/23/04 - 08/04/04                                         1.10 - 1.22        199,817,556
                                                                                          ----------------
               FINANCIAL CONGLOMERATES (5.0%)
   1,088,900   General Electric Capital Corp.
                07/09/04 - 09/03/04                                         1.06 - 1.26      1,087,939,103
                                                                                          ----------------
               INTERNATIONAL BANKS (38.0%)
     263,800   ANZ (DE) Inc.
                07/08/04 - 09/30/04                                         1.03 - 1.32        263,580,022
   1,050,000   Barclays U.S. Funding Corp.
                07/14/04 - 07/23/04                                            1.05          1,049,403,542
     200,000   CBA (Delaware) Finance Inc.
                07/08/04                                                       1.06            199,958,972
     300,000   Canadian Imperial Holdings Inc.
                07/15/04 - 08/20/04                                         1.08 - 1.34        299,657,833
     217,875   Danske Corp.
                08/11/04 - 09/28/04                                         1.07 - 1.25        217,394,724
     950,000   Deutsche Bank Financial LLC
                08/12/04 - 08/20/04                                         1.08 - 1.12        948,711,333

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            ANNUALIZED
 PRINCIPAL                                                                     YIELD
 AMOUNT IN                                                                  ON DATE OF
 THOUSANDS     DESCRIPTION AND MATURITY DATES                                PURCHASE          VALUE
----------------------------------------------------------------------------------------------------------
$    400,000   Dexia Delaware LLC
                07/13/04 - 08/20/04                                         1.06 - 1.31%  $    399,638,806
     336,725   HBOS Treasury Services PLC
                07/08/04 - 08/16/04                                         1.03 - 1.21        336,495,028
     532,950   ING (U.S.) Funding LLC
                07/07/04 - 09/02/04                                         1.03 - 1.31        532,409,849
     221,200   Nordea North America Inc.
                07/30/04 - 08/16/04                                         1.09 - 1.31        220,893,402
     500,000   Rabobank USA Financial Corp.
                08/11/04 - 09/10/04                                         1.21 - 1.26        499,076,764
     600,000   Royal Bank of Canada
                07/07/04 - 08/31/04                                         1.04 - 1.10        599,139,833
     237,325   Royal Bank of Scotland plc
                07/27/04 - 08/11/04                                         1.09 - 1.30        237,078,169
     200,000   Societe Generale N.A. Inc.
                07/08/04 - 07/27/04                                         1.04 - 1.09        199,895,293
     600,000   Svenska Handelsbanken Inc.
                07/28/04 - 08/10/04                                         1.09 - 1.15        599,354,000
     633,900   Toronto - Dominion Holdings (USA) Inc.
                08/04/04 - 09/23/04                                         1.16 - 1.32        632,646,133
     644,875   UBS Finance (Delaware) LLC
                07/01/04 - 09/20/04                                         1.05 - 1.27        644,127,299
     351,125   Westpac Capital Corp.
                08/10/04 - 09/07/04                                         1.07 - 1.16        350,516,868
                                                                                          ----------------
                                                                                             8,229,977,870
                                                                                          ----------------
               INVESTMENT BANKS/BROKERS (1.7%)
     358,750   Citigroup Global Markets Holdings Inc.
                07/20/04 - 08/13/04                                         1.10 - 1.25        358,369,365
                                                                                          ----------------
               TOTAL COMMERCIAL PAPER
                (COST $12,293,214,609)                                                      12,293,214,609
                                                                                          ----------------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS (26.7%)
   1,498,800   Federal Home Loan Banks
                07/14/04 - 12/01/04                                         1.03 - 1.53      1,495,614,705
   2,175,825   Federal National Mortgage Assoc.
                07/01/04 - 10/13/04                                         1.01 - 1.16      2,172,387,087
   1,912,425   Freddie Mac
                07/13/04 - 01/24/05                                         1.05 - 1.85      1,907,433,559

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            ANNUALIZED
 PRINCIPAL                                                                     YIELD
 AMOUNT IN                                                                  ON DATE OF
 THOUSANDS     DESCRIPTION AND MATURITY DATES                                PURCHASE          VALUE
----------------------------------------------------------------------------------------------------------
$    200,000   U.S. Treasury Bill
                11/26/2004                                                     1.37%      $    198,877,667
                                                                                          ----------------
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                (COST $5,774,313,018)                                                        5,774,313,018
                                                                                          ----------------
               CERTIFICATES OF DEPOSIT (11.8%)
     300,000   Branch Banking & Trust Co., N.C.
                07/13/04 - 07/15/04                                         1.19 - 1.20        300,000,000
     150,000   Citibank, N.A.
                08/23/04                                                       1.21            150,000,000
   1,025,000   First Tennessee Bank, N.A.
                07/02/04 - 08/23/04                                         1.04 - 1.34      1,025,000,000
      50,000   Standard Federal Bank, N.A.
                07/20/04                                                       1.08             50,000,000
     250,000   State Street Bank & Trust Co.
                07/20/04 - 08/11/04                                         1.09 - 1.10        250,000,000
     790,000   Wells Fargo Bank, N.A.
                07/09/04 - 07/29/04                                         1.09 - 1.31        790,000,000
                                                                                          ----------------
               TOTAL CERTIFICATES OF DEPOSIT
                (COST $2,565,000,000)                                                        2,565,000,000
                                                                                          ----------------
               SHORT-TERM BANK NOTES (4.7%)
     675,000   Bank of America, N.A.
                07/09/04 - 08/24/04                                         1.04 - 1.20        675,000,000
     350,000   Standard Federal Bank, N.A.
                07/13/04 - 08/19/04                                         1.08 - 1.12        350,000,000
                                                                                          ----------------
               TOTAL SHORT-TERM BANK NOTES
                (COST $1,025,000,000)                                                        1,025,000,000
                                                                                          ----------------
               TOTAL INVESTMENTS
                (COST $21,657,527,627) (a)                                     100.0%       21,657,527,627
               LIABILITIES IN EXCESS OF OTHER ASSETS                            (0.0)           (2,741,457)
                                                                               -----      ----------------
               NET ASSETS                                                      100.0%     $ 21,654,786,170
                                                                               =====      ================

----------
(a) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (cost $21,657,527,627)                              $   21,657,527,627
Cash                                                                                                11,781
Interest receivable                                                                              4,341,159
Prepaid expenses and other assets                                                                  726,143
                                                                                        ------------------

    TOTAL ASSETS                                                                            21,662,606,710
                                                                                        ------------------
LIABILITIES:
Payable for:
  Investment management fee                                                                      5,237,634
  Distribution fee                                                                               1,981,975
  Shares of beneficial interest redeemed                                                             1,328
Accrued expenses and other payables                                                                599,603
                                                                                        ------------------

    TOTAL LIABILITIES                                                                            7,820,540
                                                                                        ------------------

    NET ASSETS                                                                          $   21,654,786,170
                                                                                        ==================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                         $   21,654,722,164
Accumulated undistributed net investment income                                                     64,006
                                                                                        ------------------

    NET ASSETS                                                                          $   21,654,786,170
                                                                                        ==================
NET ASSET VALUE PER SHARE,
21,654,763,963 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)       $             1.00
                                                                                        ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004

NET INVESTMENT INCOME:
INTEREST INCOME                                                                         $      245,988,612
                                                                                        ------------------

EXPENSES
Investment management fee                                                                       59,855,766
Distribution fee                                                                                22,573,197
Transfer agent fees and expenses                                                                 8,665,763
Custodian fees                                                                                     870,068
Shareholder reports and notices                                                                    747,939
Trustees' fees and expenses                                                                        285,751
Registration fees                                                                                  192,888
Professional fees                                                                                  104,791
Other                                                                                              514,164
                                                                                        ------------------
    TOTAL EXPENSES                                                                              93,810,327
                                                                                        ------------------

    NET INVESTMENT INCOME                                                                      152,178,285

    NET REALIZED GAIN                                                                               41,056
                                                                                        ------------------

NET INCREASE                                                                            $      152,219,341
                                                                                        ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      FOR THE YEAR          FOR THE YEAR
                                                                                          ENDED                 ENDED
                                                                                     JUNE 30, 2004         JUNE 30, 2003
                                                                                   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                              $      152,178,285    $      273,810,931
Net realized gain                                                                              41,056                 1,905
                                                                                   ------------------    ------------------

    NET INCREASE                                                                          152,219,341           273,812,836
                                                                                   ------------------    ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                    (152,179,374)         (273,802,951)
Net realized gain                                                                             (41,056)               (1,905)
                                                                                   ------------------    ------------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                                    (152,220,430)         (273,804,856)
                                                                                   ------------------    ------------------

Net decrease from transactions in shares of beneficial interest                        (1,622,872,506)       (1,760,025,590)
                                                                                   ------------------    ------------------

    NET DECREASE                                                                       (1,622,873,595)       (1,760,017,610)
NET ASSETS:
Beginning of period                                                                    23,277,659,765        25,037,677,375
                                                                                   ------------------    ------------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $64,006
AND $65,095, RESPECTIVELY)                                                         $   21,654,786,170    $   23,277,659,765
                                                                                   ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding

$1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; 0.247% to the portion of daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.246% to the portion of the daily net assets exceeding $30 billion.

3. PLAN OF DISTRIBUTION

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2004, aggregated $96,220,538,248 and $98,059,507,361, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended June 30, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,361. At June 30, 2004, the Fund had an accrued pension liability of $59,574 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                    FOR THE YEAR      FOR THE YEAR
                                                        ENDED             ENDED
                                                    JUNE 30, 2004     JUNE 30, 2003
                                                   ---------------   ---------------
Shares sold                                         76,548,881,077    70,079,943,853
Shares issued in reinvestment of dividends
 and distributions                                     151,806,090       273,033,113
                                                   ---------------   ---------------
                                                    76,700,687,167    70,352,976,966
Shares redeemed                                    (78,323,559,673)  (72,113,002,556)
                                                   ---------------   ---------------
Net decrease in shares outstanding                  (1,622,872,506)   (1,760,025,590)
                                                   ===============   ===============

6. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

ACTIVE ASSETS MONEY TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE YEAR ENDED JUNE 30,
                                                     --------------------------------------------------------------
                                                        2004         2003         2002         2001         2000
                                                     ----------   ----------   ----------   ----------   ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                     ----------   ----------   ----------   ----------   ----------

Net income from investment operations                     0.007        0.011        0.023        0.056        0.054

Less dividends from net investment income                (0.007)+     (0.011)+     (0.023)+     (0.056)+     (0.054)
                                                     ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                       $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                     ==========   ==========   ==========   ==========   ==========

TOTAL RETURN                                               0.68%        1.13%        2.33%        5.76%        5.50%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                   0.41%        0.41%        0.40%        0.41%        0.42%
Net investment income                                      0.67%        1.12%        2.32%        5.58%        5.38%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions               $   21,655   $   23,278   $   25,038   $   26,212   $   20,972

----------
+ INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF ACTIVE ASSETS MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 13, 2004


                       2004 FEDERAL TAX NOTICE (UNAUDITED)

Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2004, 11.24% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

ACTIVE ASSETS MONEY TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                                          TERM OF                                                    IN FUND
                            POSITION(S)  OFFICE AND                                                  COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH   LENGTH OF                                                   OVERSEEN    OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***   HELD BY TRUSTEE
--------------------------- ----------- ------------ --------------------------------------------- ------------- -------------------
Michael Bozic (63)          Trustee     Since        Private Investor; Director or Trustee of the  208           Director of Weirton
c/o Kramer Levin Naftalis               April 1994   Retail Funds (since April 1994) and the                     Steel Corporation.
& Frankel LLP                                        Institutional Funds (since July 2003);
Counsel to the Independent                           formerly Vice Chairman of Kmart Corporation
Trustees                                             (December 1998-October 2000), Chairman and
919 Third Avenue                                     Chief Executive Officer of Levitz Furniture
New York, NY                                         Corporation (November 1995-November 1998) and
                                                     President and Chief Executive Officer of
                                                     Hills Department Stores (May 1991-July 1995);
                                                     formerly variously Chairman, Chief Executive
                                                     Officer, President and Chief Operating
                                                     Officer (1987-1991) of the Sears Merchandise
                                                     Group of Sears, Roebuck & Co.

Edwin J. Garn (71)          Trustee     Since        Managing Director of Summit Ventures LLC;     208           Director of
c/o Summit Ventures LLC                 January 1993 Director or Trustee of the Retail Funds                     Franklin Covey
1 Utah Center                                        (since January 1993) and the Institutional                  (time management
201 S. Main Street                                   Funds (since July 2003); member of the Utah                 systems), BMW Bank
Salt Lake City, UT                                   Regional Advisory Board of Pacific Corp.;                   of North America,
                                                     formerly United States Senator (R-Utah)                     Inc. (industrial
                                                     (1974-1992) and Chairman, Senate Banking                    loan corporation),
                                                     Committee (1980-1986), Mayor of Salt Lake                   United Space
                                                     City, Utah (1971-1974), Astronaut, Space                    Alliance (joint
                                                     Shuttle Discovery (April 12-19, 1985), and                  venture between
                                                     Vice Chairman, Huntsman Corporation (chemical               Lockheed Martin and
                                                     company).                                                   the Boeing Company)
                                                                                                                 and Nuskin Asia
                                                                                                                 Pacific (multilevel
                                                                                                                 marketing); member
                                                                                                                 of the board of
                                                                                                                 various civic and
                                                                                                                 charitable
                                                                                                                 organizations.

Wayne E. Hedien (70)        Trustee     Since        Retired; Director or Trustee of the Retail    208           Director of The PMI
c/o Kramer Levin Naftalis               September    Funds (since September 1997) and the                        Group Inc.
& Frankel LLP                           1997         Institutional Funds (since July 2003);                      (private mortgage
Counsel to the Independent                           formerly associated with the Allstate                       insurance); Trustee
Trustees                                             Companies (1966-1994), most recently as                     and Vice Chairman
919 Third Avenue                                     Chairman of The Allstate Corporation (March                 of The Field Museum
New York, NY                                         1993-December 1994) and Chairman and Chief                  of Natural History;
                                                     Executive Officer of its wholly-owned                       director of various
                                                     subsidiary, Allstate Insurance Company (July                other business and
                                                     1989-December 1994).                                        charitable
                                                                                                                 organizations.

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                                          TERM OF                                                    IN FUND
                            POSITION(S)  OFFICE AND                                                  COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH   LENGTH OF                                                   OVERSEEN    OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***   HELD BY TRUSTEE
--------------------------- ----------- ------------ --------------------------------------------- ------------- -------------------
Dr. Manuel H. Johnson (55)  Trustee     Since        Senior Partner, Johnson Smick International,  208           Director of NVR,
c/o Johnson Smick                       July 1991    Inc., a consulting firm; Chairman of the                    Inc. (home
International, Inc.                                  Audit Committee and Director or Trustee of                  construction);
2099 Pennsylvania                                    the Retail Funds (since July 1991) and the                  Chairman and
Avenue, N.W.                                         Institutional Funds (since July 2003);                      Trustee of the
Suite 950                                            Co-Chairman and a founder of the Group of                   Financial
Washington, D.C.                                     Seven Council (G7C), an international                       Accounting
                                                     economic commission; formerly Vice Chairman                 Foundation
                                                     of the Board of Governors of the Federal                    (oversight
                                                     Reserve System and Assistant Secretary of the               organization of the
                                                     U.S. Treasury.                                              Financial
                                                                                                                 Accounting
                                                                                                                 Standards Board);
                                                                                                                 Director of RBS
                                                                                                                 Greenwich Capital
                                                                                                                 Holdings (financial
                                                                                                                 holding company).

Joseph J. Kearns (61)       Trustee     Since        President, Kearns & Associates LLC            209           Director of Electro
PMB754                                  July 2003    (investment consulting); Deputy Chairman of                 Rent Corporation
23852 Pacific Coast Highway                          the Audit Committee and Director or Trustee                 (equipment
Malibu, CA                                           of the Retail Funds (since July 2003) and the               leasing), The Ford
                                                     Institutional Funds (since August 1994);                    Family Foundation,
                                                     previously Chairman of the Audit Committee of               and the UCLA
                                                     the Institutional Funds (October 2001- July                 Foundation.
                                                     2003); formerly CFO of the J. Paul Getty
                                                     Trust.

Michael E. Nugent (68)      Trustee     Since        General Partner of Triumph Capital, L.P., a   208           Director of various
c/o Triumph Capital, L.P.               July 1991    private investment partnership; Chairman of                 business
445 Park Avenue                                      the Insurance Committee and Director or                     organizations.
New York, NY                                         Trustee of the Retail Funds (since July 1991)
                                                     and the Institutional Funds (since July
                                                     2001); formerly Vice President, Bankers Trust
                                                     Company and BT Capital Corporation
                                                     (1984-1988).

Fergus Reid (71)            Trustee     Since        Chairman of Lumelite Plastics Corporation;    209           Trustee and
c/o Lumelite Plastics                   July 2003    Chairman of the Governance Committee and                    Director of certain
Corporation                                          Director or Trustee of the Retail Funds (since              investment
85 Charles Colman Blvd.                              July 2003) and the Institutional Funds (since               companies in the
Pawling, NY                                          June 1992).                                                 JPMorgan Funds
                                                                                                                 complex managed by
                                                                                                                 J.P. Morgan
                                                                                                                 Investment
                                                                                                                 Management Inc.

INTERESTED TRUSTEES:

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                                          TERM OF                                                    IN FUND
                            POSITION(S)  OFFICE AND                                                  COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH   LENGTH OF                                                   OVERSEEN    OTHER DIRECTORSHIPS
   INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED* PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***   HELD BY TRUSTEE
--------------------------- ----------- ------------ --------------------------------------------- ------------- -------------------
Charles A. Fiumefreddo (71) Chairman of Since        Chairman and Director or Trustee of the       208           None
c/o Morgan Stanley Trust    the Board   July 1991    Retail Funds (since July 1991) and the
Harborside Financial        and Trustee              Institutional Funds (since July 2003);
Center,                                              formerly Chief Executive Officer of the
Plaza Two,                                           Retail Funds (until September 2002).
Jersey City, NJ

James F. Higgins (56)       Trustee     Since        Director or Trustee of the Retail Funds       208           Director of AXA
c/o Morgan Stanley Trust                June 2000    (since June 2000) and the Institutional Funds               Financial, Inc. and
Harborside Financial                                 (since July 2003); Senior Advisor of Morgan                 The Equitable Life
Center,                                              Stanley (since August 2000); Director of the                Assurance Society
Plaza Two,                                           Distributor and Dean Witter Realty Inc.;                    of the United
Jersey City, NJ                                      previously President and Chief Operating                    States (financial
                                                     Officer of the Private Client Group of Morgan               services).
                                                     Stanley (May 1999-August 2000), and President
                                                     and Chief Operating Officer of Individual
                                                     Securities of Morgan Stanley (February
                                                     1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                    TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH         LENGTH OF
      EXECUTIVE OFFICER         REGISTRANT        TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ------------------  --------------------------------------------------------------
Mitchell M. Merin (50)        President        Since May 1999      President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                        Investment Management Inc.; President, Director and Chief
New York, NY                                                       Executive Officer of the Investment Manager and Morgan
                                                                   Stanley Services; Chairman and Director of the Distributor;
                                                                   Chairman and Director of the Transfer Agent; Director of
                                                                   various Morgan Stanley subsidiaries; President of the
                                                                   Institutional Funds (since July 2003) and President of the
                                                                   Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                   President (since December 2002) of the Van Kampen Closed-End
                                                                   Funds; Trustee (since May 1999) and President (since October
                                                                   2002) of the Van Kampen Open-End Funds.

Barry Fink (49)               Vice President   Since February      General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                    1997                (since December 2000) of Morgan Stanley Investment
New York, NY                                                       Management; Managing Director (since December 2000),
                                                                   Secretary (since February 1997) and Director (since July
                                                                   1998) of the Investment Manager and Morgan Stanley Services;
                                                                   Vice President of the Retail Funds; Assistant Secretary of
                                                                   Morgan Stanley DW; Vice President of the Institutional Funds
                                                                   (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July
                                                                   2003) and General Counsel (February 1997-April 2004) of the
                                                                   Retail Funds; Vice President and Assistant General Counsel
                                                                   of the Investment Manager and Morgan Stanley Services
                                                                   (February 1997-December 2001).

Ronald E. Robison (65)        Executive Vice   Since April 2003    Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas   President and                        November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                  Principal                            Incorporated, Managing Director of Morgan Stanley; Managing
                              Executive                            Director, Chief Administrative Officer and Director of the
                              Officer                              Investment Manager and Morgan Stanley Services; Chief
                                                                   Executive Officer and Director of the Transfer Agent;
                                                                   Managing Director and Director of the Distributor; Executive
                                                                   Vice President and Principal Executive Officer of the
                                                                   Institutional Funds (since July 2003) and the Retail Funds
                                                                   (since April 2003); Director of Morgan Stanley SICAV (since
                                                                   May 2004); previously President and Director of the
                                                                   Institutional Funds (March 2001-July 2003) and Chief Global
                                                                   Operations Officer and Managing Director of Morgan Stanley
                                                                   Investment Management Inc.

Joseph J. McAlinden (61)      Vice President   Since July 1995     Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                        Investment Manager and Morgan Stanley Investment Management
New York, NY                                                       Inc., Director of the Transfer Agent, Chief Investment
                                                                   Officer of the Van Kampen Funds; Vice President of the
                                                                   Institutional Funds (since July 2003) and the Retail Funds
                                                                   (since July 1995).

Stefanie V. Chang (37)        Vice President   Since July 2003     Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                        Morgan Stanley Investment Management Inc., and the
New York, NY                                                       Investment Manager; Vice President of the Institutional
                                                                   Funds (since December 1997) and the Retail Funds (since July
                                                                   2003); formerly practiced law with the New York law firm of
                                                                   Rogers & Wells (now Clifford Chance US LLP).

                                                    TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH         LENGTH OF
      EXECUTIVE OFFICER         REGISTRANT        TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ------------------  --------------------------------------------------------------
Francis J. Smith (38)         Treasurer and    Treasurer since     Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust      Chief Financial  July 2003 and       Stanley Services (since December 2001); previously Vice
Harborside Financial Center,  Officer          Chief Financial     President of the Retail Funds (September 2002-July 2003),
Plaza Two,                                     Officer since       and Vice President of the Investment Manager and Morgan
Jersey City, NJ                                September 2002      Stanley Services (August 2000-November 2001) and Senior
                                                                   Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                                   2000).

Thomas F. Caloia (58)         Vice President   Since July 2003     Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                           Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                       Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                         Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                    of the Investment Manager, the Distributor and Morgan
                                                                   Stanley Services.

Mary E. Mullin (37)           Secretary        Since July 2003     Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                        Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                       Manager; Secretary of the Institutional Funds (since June
                                                                   1999) and the Retail Funds (since July 2003); formerly
                                                                   practiced law with the New York law firms of McDermott, Will
                                                                   & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                   ACTIVE ASSETS
                                                                     MONEY TRUST


                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2004


[MORGAN STANLEY LOGO]

                                                              RA04-00476P-Y06/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)  Not applicable.

        (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2004

                                            REGISTRANT         COVERED ENTITIES(1)
             AUDIT FEES                     $   30,103                         N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES        $      452(2)      $         3,225,276(2)
                  TAX FEES                  $    4,929(3)      $           610,053(4)
                  ALL OTHER FEES            $        -         $                 -
             TOTAL NON-AUDIT FEES           $    5,381         $         3,835,329

             TOTAL                          $   35,484         $         3,835,329

          2003

                                            REGISTRANT         COVERED ENTITIES(1)
              AUDIT FEES                    $   28,439                         N/A

              NON-AUDIT FEES
                  AUDIT-RELATED FEES        $      684(2)      $           739,996(2)
                  TAX FEES                  $    4,357(3)      $           187,500(4)
                  ALL OTHER FEES            $        -         $                 -(5)
              TOTAL NON-AUDIT FEES          $    5,041         $           927,496

              TOTAL                         $   33,480         $           927,496

      N/A- Not applicable, as not required by Item 4.

      (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
      (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
      (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
      (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
      (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.    STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.    DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.    AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.    AUDIT-RELATED SERVICES

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      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.    TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.    ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

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      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.    PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.    ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

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1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.    COVERED ENTITIES

       Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management
       Morgan Stanley Investments LP
       Van Kampen Asset Management Inc.
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investments LP
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004